Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Summary of revenue from transfer of goods and services

The Company derives revenue from the transfer of goods at a point in time in the following categories:

	Three months ended		Six months ended
	June 30,		June 30,
	2025	2024	2025	2024
	$	$	$	$
Active ingredients	2,417	2,334	3,804	4,391
Pharmaceutical	332	3	445	3
	2,749	2,337	4,249	4,394

Summary of deferred revenue

The following table provides a summary of deferred revenue balances:

	June 30, 2025
	Current	Non-current	Total
	$	$	$
Pharmanovia	13	984	997
NK Meditech	6	44	50
	19	1,028	1,047

	December 31, 2024
	Current	Non-current	Total
	$	$	$
Pharmanovia	115	875	990
NK Meditech	5	39	44
	120	914	1,034